Summary of significant accounting policies - Effect of change in estimate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Gross profit	$ 82,430,025	$ 132,465,356	$ 71,956,108
Net Income (Loss)	$ (51,018,739)	$ 40,282,025	$ (263,353,561)
Basic	$ (0.45)	$ 0.38	$ (2.44)
Diluted	$ (0.45)	$ 0.38	$ (2.44)
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Summary of significant accounting policies
Gross profit	$ (32,400,000)	$ (104,800,000)	$ (55,300,000)
Net Income (Loss)	$ (24,300,000)	$ (78,600,000)	$ (41,500,000)
Basic	$ (0.22)	$ (0.74)	$ (0.38)
Diluted	$ (0.22)	$ (0.74)	$ (0.38)